SHORT-TERM BORROWINGS - Proceeds/Repayments From Borrowing Programs (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 USD ($)
Disclosure of detailed information about borrowings [line items]
Net proceeds (repayments) from current borrowings	$ 508		$ 858
US commercial paper
Disclosure of detailed information about borrowings [line items]
Proceeds from current borrowings	$ 19,752	$ 15,262	$ 10,712	$ 8,267
Exchange rate on proceeds from current borrowings	1.29	1.29	1.30	1.30
Repayments of current borrowings	$ (19,244)	$ (14,858)	$ (9,704)	$ (7,530)
Exchange rate on repayments of current borrowings	1.30	1.30	1.29	1.29
Net proceeds (repayments) from current borrowings	$ 508	$ 404	$ 1,008	$ 737
Accounts receivable securitization program
Disclosure of detailed information about borrowings [line items]
Proceeds from current borrowings	225		530
Repayments of current borrowings	(225)		(680)
Net proceeds (repayments) from current borrowings	$ 0		$ (150)